Property and Equipment	12 Months Ended
Dec. 31, 2025
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 8 – PROPERTY AND EQUIPMENT

Property and equipment as of December 31, 2025 and 2024 are summarized as follows:

	December 31,	December 31,
	2025	2024
Furniture	€23,873	€65,118
Laboratory Photovoltaic Installation	238,057	232,806
Tools and Machinery	14,822	7,838
Computer	10,689	14,915
	287,441	320,677
Accumulated depreciation	(72,475)	(46,815)
	€214,966	€273,862

During the years ended December 31, 2025, 2024 and 2023, the Company acquired property and equipment of €8,748, €126,592 and €28,025, respectively. During the years ended December 31, 2025, 2024 and 2023, the Company disposed property and equipment of €63,496, €0 and €0, respectively. During the years ended December 31, 2025, 2024 and 2023, the Company incurred loss from disposal of property and equipment of €42,761, €0 and €0, respectively. During the years ended December 31, 2025, 2024 and 2023, the Company recorded depreciation expense of €24,883, €11,814 and €19,424 respectively.